Operating profit (Tables)	12 Months Ended
Dec. 31, 2019
Operating profit
Schedule of other operating income and expense

	2019	2018	2017
	$m	$m	$m
Royalties
Income	146	96	132
Amortisation	(4)	(4)	(45)
Gains on disposal of intangible assets	1,243	1,885	1,518
Gains on disposal of short-term investments	–	–	161
Net (losses)/gains on disposal of other non-current assets	(21)	(8)	24
Impairment of property, plant and equipment	–	–	(78)
Legal settlements[1]	–	374	–
Other income	285	277	286
Other expense	(108)	(93)	(168)
Other operating income and expense	1,541	2,527	1,830

[1]Primarily driven by a $352m settlement of legal action in Canada in relation to a patent infringement of Losec/Prilosec.

Schedule of restructuring costs

	2019	2018	2017
	$m	$m	$m
Cost of sales	73	432	181
Research and development expense	101	94	201
Selling, general and administrative costs	173	181	347
Other operating income and expense	–	(10)	78
Total charge	347	697	807

	2019	2018	2017
	$m	$m	$m
Severance costs	137	41	176
Accelerated depreciation and impairment[1]	(67)	259	141
Other	277	397	490
Total charge	347	697	807

[1]See Note 7  on page 188.

Schedule of net gains and losses on financial instruments included within operating profit

	2019	2018	2017
	$m	$m	$m
Losses on forward foreign exchange contracts	(112)	(100)	(6)
Gains/(losses) on receivables and payables	66	43	(30)
Gains on disposal of short-term investments	–	–	161
Gains on other available for sale investments	–	–	34
Total	(46)	(57)	159